Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of components of income tax benefit

	Year ended December 31,
	2024	2023	2022

Income tax expenses	$(288)	$(110)	$(195)
Deferred income tax benefit	261	250	251
	$(27)	$140	$56

Schedule of company's effective tax rate

	Year ended December 31,
	2024	2023	2022
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	5.1	7.7	4.1
Australia income taxes	0.1	0.2	(0.6)
Impact of tax rate in other jurisdictions	(15.8)	(2.1)	(1.3)
Impact of tax reduction of Hong Kong profits tax	—	—	0.1
Tax effect of non-deductible expenses	11.1	1.6	(0.4)
Valuation allowance	(0.7)	—	4.2
Under provision in respect of prior years	—	0.1	(1.6)
Other (a)	—	—	0.1
Effective income taxes	0.2%	7.5%	4.6%

Notes:

(a)	There were no other material items affecting the effective income tax for the years ended December 31, 2024, 2023 and 2022 except for (i) losses incurred by TROOPS of approximately $8,915, $976 and $970, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Schedule of components of deferred income tax assets and liabilities

	December 31, 2024	December 31, 2023
Deferred income tax assets:
Net operating loss carry-forward	$681	$538
Less: Valuation allowance	(681)	(538)
	$—	$—

Deferred tax liabilities
Intangible assets	$223	$5
Property, plant and equipment	4,780	5,026
Interest income	12	12
	$5,015	$5,043